Lease liabilities - Movements of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases liabilities
Balance at beginning of period	€ 572	€ 1,051
Repayment of lease liabilities	(491)	(733)	€ (564)
New lease contracts	7,241	254
Disposal of subsidiary	(123)	0
Sub-total - Other changes	7,118	254
Balance at end of period	€ 7,199	€ 572	€ 1,051